Share capital and reserves- Authorized and issued (Details) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Nov. 08, 2021
Share capital and reserves
Par value	$ 0	$ 0
Number of shares issued	15,030,687	12,989,687	3,261,000